Expense Example {- Biotechnology Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Biotechnology Portfolio - Biotechnology Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871